SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Schedule of basic and diluted loss per ordinary share (Details) - CIK000178115 Alussa Energy Acquisition Corp - USD ($)	3 Months Ended		7 Months Ended	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2019	Dec. 31, 2020
Numerator:
Interest income attributable to redeemable ordinary shares	$ 3,038	$ 780,199	$ 246,606	$ 1,635,750
Net income attributable to redeemable ordinary shares	$ 3,038	$ 780,199	$ 246,606	$ 1,635,750
Denominator:
Weighted average redeemable ordinary shares outstanding, basic and diluted (in Dollars per share)	23,470,955	24,391,533	3,820,067	24,958,411
Basic and diluted net income per redeemable ordinary share (in Dollars per share)	0.00	0.03	0.06	0.07
Numerator:
Net loss	$ (30,918,750)	$ 8,943,386	$ (4,779,782)	$ (7,580,615)
Less: Net income attributable to redeemable ordinary shares	$ (3,038)	$ (780,199)	(246,606)	(1,635,750)
Net loss attributable to non-redeemable ordinary shares			$ (5,026,389)	$ (9,216,365)
Denominator:
Weighted average non-redeemable ordinary shares outstanding, basic and diluted			7,016,376	10,979,089
Basic and diluted net loss per non-redeemable ordinary share (in Dollars per share)	$ (2.48)	$ 0.71	$ (0.72)	$ (0.84)